Cover	Jan. 05, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 05, 2022
Entity Registrant Name	NETSTREIT Corp.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-39443
Entity Tax Identification Number	84-3356606
Entity Address, Address Line One	2021 McKinney Avenue
Entity Address, Address Line Two	Suite 1150
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	972
Local Phone Number	200-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	NTST
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001798100
Former Address
Document Information [Line Items]
Entity Address, Address Line One	5910 N. Central Expressway
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75206